Supplement Dated June 10, 2022
To The Prospectuses Dated April 25, 2022 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITYSM,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, RETIREMENT LATITUDES®, PERSPECTIVE ADVISORS IISM, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, JACKSON PRIVATE WEALTH®,
PERSPECTIVE L SERIESSM, FIFTH THIRD PERSPECTIVE, and PERSPECTIVE REWARDS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES,
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY, and
PERSPECTIVE FIXED AND VARIABLE ANNUITY®
Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITYSM,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®,
and PERSPECTIVE L SERIESSM FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY
Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com. For Jackson of NY contracts, please contact us at our Jackson of NY Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

The following change has been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus, in order to reflect a recent sub-sub-adviser change:

➢    Effective June 2, 2022, for the JNL Multi-Manager Alternative Fund, Western Asset Management Company Pte. Ltd. is added as a sub-sub-adviser in the column titled “Fund and Manager (and Sub-Adviser, if applicable).”

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(To be used with JMV23537 04/22, JMV21086 04/22, JMV23538 04/22, JMV25288 04/22, JMV21451 04/22, JMV18691 04/22, JMV21452 04/22, VC5869 04/22, JMV8037 04/22, JMV8037BE 04/22, JMV18692 04/22, JMV7697 04/22, VC5890 04/22, VC4224 04/22, FVC4224FT 04/22, JMV8798 04/22, JMV9476 04/22, JMV16966 04/22, JMV9476WF 04/22, VC3656 04/22, VC5995 04/22, JMV2731 04/22, JMV23537NY 04/22, JMV21086NY 04/22, JMV23538NY 04/22, JMV25288NY 04/22, JMV21451NY 04/22, JMV18691NY 04/22, JMV8037NY 04/22, JMV8037BENY 04/22, JMV7697NY 04/22, NV5890 04/22, NV4224 04/22, JMV9476NY 04/22, JMV16966NY 04/22, and JMV9476WFNY 04/22)

CMV101163 06/22